DEFERRED OFFERING COSTS (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
DEFERRED OFFERING COSTS
Deferred offering costs	$ 1,943,744	$ 1,606,490